Stock Transactions	12 Months Ended
Aug. 31, 2012
Stockholders' Equity Note
Stockholders' Equity Note Disclosure

NOTE 8. STOCK TRANSACTIONS

The stockholders' equity section of the Company contains the following classes of capital stock as of August 31:

Common  stock, $0.0001 par value: 75,000,000 shares authorized; 12,000,000 shares issued and outstanding as of August 31, 2012 and 2011.

On May 29, 2009 the Company issued a total of 12,000,000 shares of common stock to its sole officer/director for cash at $0.00017 per share for total proceeds of $2,000.